Current and deferred income tax liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current And Deferred Income Tax Liability [Abstract]
Income (loss) before income taxes	$ 52,180	$ 9,488
Expected Tax Rate @ 26.50% (2017 - 26.50%)	13,828	2,555
Effect of tax rate differences	1,672	(512)
Stock based compensation costs	395	258
Other Non-deductible expenses	347	449
Unrealized foreign exchange income	84	148
Inflation Adjustment for Mexico tax purposes	(321)	(420)
Expired losses	381	0
Change in benefit of other temporary differences not recognized	572	2,280
Foreign exchange and other	2,555	(807)
Mining royalties and other	6,827	6,397
Income tax expense	$ 26,340	$ 10,348